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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total        15,638
                                          (thousands)

List of Other Included Managers: None


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
                COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC 6.00% EQTY SEC. DUE 11/15/04  CONVERTIBLE PFD 03674B203     640     10,000 SH          SOLE              --     --    --
CNF TRUST I $2.50 SERIES A DUE 6/1/12    CONVERTIBLE PFD 12612V205     851     18,500 SH          SOLE              --     --    --
DUKE ENERGY CORP 8.25% EQTY UNTS         CONVERTIBLE PFD 264399585   1,813     68,800 SH          SOLE              --     --    --
EQUITY RESIDENTIAL 7.25% CV PFD G        CONVERTIBLE PFD 29476L859   1,569     62,000 SH          SOLE              --     --    --
HANOVER COMPRESSOR CO CV DEB             CONVERTIBLE DEB 410768AC9     162    177,000 PRN         SOLE              --     --    --
KAMAN CORP CV DEB                        CONVERTIBLE DEB 483548AC7   1,045  1,100,000 PRN         SOLE              --     --    --
MAGNA INTERNATIONAL INC CV DEB           CONVERTIBLE DEB 559222AG9   1,023  1,000,000 PRN         SOLE              --     --    --
NATIONAL AUSTRALIA BANK $1.96875 EX CAPS CONVERTIBLE PFD 632525309     900     30,000 SH          SOLE              --     --    --
NORAM ENERGY CORP CV DEB                 CONVERTIBLE DEB 655419AC3     316    331,000 PRN         SOLE              --     --    --
NRG ENERGY INC 6.50% EQUITY UNITS        CONVERTIBLE PFD 629377201     862     49,000 SH          SOLE              --     --    --
OMNICARE INC CV DEB                      CONVERTIBLE DEB 681904AD0   1,524  1,650,000 PRN         SOLE              --     --    --
POGO PRODUCING CV DEB                    CONVERTIBLE DEB 730448AE7   1,590  1,650,000 PRN         SOLE              --     --    --
RECKSON ASSOCIATES $1.90625 CV PFD       CONVERTIBLE PFD 75621K205   1,190     50,000 SH          SOLE              --     --    --
ROUSE COMPANY $3.00 CV PFD SERIES B      CONVERTIBLE PFD 779273309   1,697     39,000 SH          SOLE              --     --    --
SEMCO ENERGY INC $1.10 FELINE PRIDES     CONVERTIBLE PFD 78412D307     458     50,000 SH          SOLE              --     --    --
                                                                    15,638


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